Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 2,555	$ 2,348
Goodwill acquired during the year	188	218
Adjustments to prior year acquisitions	3	(11)
Goodwill, ending balance	2,746	2,555
Operating Segments | FNF Group Segment
Goodwill [Roll Forward]
Goodwill, beginning balance	2,555	2,348
Goodwill, ending balance	2,746	2,555
Operating Segments | FNF Group Segment | Title
Goodwill [Roll Forward]
Goodwill, beginning balance	2,345	2,303
Goodwill acquired during the year	84	48
Adjustments to prior year acquisitions	3	(6)
Goodwill, ending balance	2,432	2,345
Operating Segments | FNF Group Segment | Corporate and Other
Goodwill [Roll Forward]
Goodwill, beginning balance	210	45
Goodwill acquired during the year	104	170
Adjustments to prior year acquisitions	0	(5)
Goodwill, ending balance	$ 314	$ 210